Revenues by Revenue Sources (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue [Line Items]
Total Revenue	$ 132,794	$ 138,726	$ 85,828
Partner and Other Revenue Sources
Revenue [Line Items]
Total Revenue	121,904	118,210	59,799
Proprietary Web Site Traffic Sources
Revenue [Line Items]
Total Revenue	$ 10,890	$ 20,516	$ 26,029